Subsequent events (Details) - Subsequent Event - CNY (¥)	1 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023
One-year loans
Subsequent events
Interest rate (in percent)	8.00%	4.25%	5.50%	4.00%
Capital contribution by owner	¥ 200,000,000	¥ 47,500,000	¥ 10,000,000	¥ 255,000,000
Nine-month loan
Subsequent events
Interest rate (in percent)		8.00%
Capital contribution by owner		¥ 100,000,000